Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Summary of Inventories

	March 31, 2014	December 31, 2013
Raw materials	$82,844	$91,512
Work in process	112,751	167,337
Finished goods	861,456	967,327
	1,057,051	1,226,176
Less: Reserve for obsolete inventory	-	-
	$1,057,051	$1,226,176

	December 31,
	2013	2012
Raw materials	$91,512	$41,914
Work in process	167,337	233,242
Finished goods	967,327	782,428
	1,226,176	1,057,584
Less: reserve for obsolete inventory	-	-
	$1,226,176	$1,057,584